Short-Term Investments and Short-Term Investments, Related Party (Details) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Schedule of Held-to-maturity Securities [Line Items]
Investment Securities Held-to-Maturity, Amortized Cost	$ 8,966,690	$ 9,461,918
Investment Securities Held-to-Maturity, Unrealized Gains
Investment Securities Held-to-Maturity, Unrealized Losses
Estimated fair value	8,966,690	9,461,918
Corporate debt securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Investment Securities Held-to-Maturity, Amortized Cost	5,587,984	9,461,918
Investment Securities Held-to-Maturity, Unrealized Gains
Investment Securities Held-to-Maturity, Unrealized Losses
Estimated fair value	5,587,984	$ 9,461,918
Related party investment -wealth management product [Member]
Schedule of Held-to-maturity Securities [Line Items]
Investment Securities Held-to-Maturity, Amortized Cost	3,378,706
Investment Securities Held-to-Maturity, Unrealized Gains
Investment Securities Held-to-Maturity, Unrealized Losses
Estimated fair value	$ 3,378,706